Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of trade and other current receivables
(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Trade receivables	52,462	32,858
Taxes receivable	2,647	2
Other receivables	2,799	7,858

Total trade and other receivables	57,908	40,718